INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Movements in deferred income tax assets/(liabilities), net (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movements in Deferred Income tax assets/(liabilities), net
At the beginning of the year	$ (1,812,410)	$ (1,281,435)
Increases in Deferred tax	242,500	(523,893)	$ 977,295
Currency translation adjustments	1,776	(7,979)
Other comprehensive income	(1,283)	2,416
Acquisitions through business combination	437,877	(1,519)
At the end of the year	(1,131,540)	$ (1,812,410)	$ (1,281,435)
Telecom Argentinas
Movements in Deferred Income tax assets/(liabilities), net
Tax loss carryforwards	137,325
Telecom Argentinas | Tax carryforward
Movements in Deferred Income tax assets/(liabilities), net
Deferred tax asset from tax loss carryforward	$ 33,716